Document And Entity Information	Mar. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	CARGO Therapeutics, Inc.
Entity Central Index Key	0001966494
Entity Emerging Growth Company	true
Entity File Number	001-41859
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4080422
Entity Address, Address Line One	1900 Alameda De Las Pulgas
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	379-6143
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CRGX
Security Exchange Name	NASDAQ